Vista Outdoor Inc. - 10-K CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - Vista Outdoor Inc. - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pension and other postretirement benefit liabilities:
Reclassification of prior service credits for pension and postretirement benefit plans recorded to net income, tax benefit	$ 0	$ 0	$ 434
Reclassification of net actuarial loss for pension and postretirement benefit plans recorded to net income, tax expense	(704)	(884)	(1,215)
Valuation adjustment for pension and postretirement benefit plans, tax benefit (expense)	(150)	1,003	(1,434)
Change in derivative instruments, tax benefit (expense)	1,105	(1,707)	168
Change in cumulative translation adjustment, tax	$ 20	$ (317)	$ 0